Condensed financial information of the Company (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 Yong Cui [Member]	Dec. 31, 2013 Omer Ozden [Member]	Dec. 31, 2013 Parent Company [Member]	Dec. 31, 2012 Parent Company [Member]	Dec. 31, 2013 Parent Company [Member] XIN Development Group International Inc. [Member]	Dec. 31, 2013 Subsidiaries [Member]	Dec. 31, 2012 Subsidiaries [Member]	Dec. 31, 2013 Subsidiaries [Member] Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Amounts restricted including paid-in capital and statutory reserves						$ 375,547,200	$ 356,622,317
Due from subsidiary			416,358,510	295,060,868	29,064,135
Loan facility, maximum borrowing amount								50,000,000
Stated rate								17.50%
Accrued interest					1,931,467
Related party transaction	$ 600,000	$ 112,426